Available-for-sale financial investments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement In Available-For-Sale Financial Investments [Roll Forward]
Beginning balance	S/ 657	S/ 436
Fair value change recorded in other comprehensive income	37	221	S/ (308)
Ending balance	21,206	657	436
Financial Assets Available-for-Sale, Category [Member]
Movement In Available-For-Sale Financial Investments [Roll Forward]
Beginning balance	657	436	744
Investment shares from spin-off, note 1.1	21,206
Fair value change recorded in other comprehensive income	37	221	(308)
Disposals (c)	(694)
Ending balance	S/ 21,206	S/ 657	S/ 436